Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Operating Lease by lessor	$ 14,348	$ 46,732	$ 96,589
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	2,266	14,574	32,083
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessor	4,023	1,095	19,850
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	$ 8,059	$ 31,063	$ 44,656